RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class A
RELATED PARTY TRANSACTIONS
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.50%
Class C
RELATED PARTY TRANSACTIONS
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	2.50%
Class I
RELATED PARTY TRANSACTIONS
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.10%
Financial Data Services, Inc.
RELATED PARTY TRANSACTIONS
Fees allocated to Fund	$ 47,679	$ 92,030	$ 151,107
Fees payable	$ 6,615	$ 10,835
Financial Data Services, Inc. | Minimum
RELATED PARTY TRANSACTIONS
Fee rate per year as a percentage of aggregate net assets (as a percent)	0.016%
Fee rate based on aggregate asset level (as a percent)	0.018%
Financial Data Services, Inc. | Maximum
RELATED PARTY TRANSACTIONS
Fee rate per year as a percentage of aggregate net assets (as a percent)	0.02%
Fee rate based on aggregate asset level (as a percent)	0.02%